Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 51	$ 5	$ 78	$ 30,041	$ (29,721)	$ 454
Balance (in Shares) at Dec. 31, 2021	2,578,760	1,496,880	5,714,400
Contribution to equity due to free interest loan from controlling shareholder (Note 13)				112		112
Share-based compensation (Note 11)				222		222
Net loss for the year					(1,248)	(1,248)
Balance at Dec. 31, 2022	$ 51	$ 5	$ 78	30,375	(30,969)	(460)
Balance (in Shares) at Dec. 31, 2022	2,578,760	1,496,880	5,714,400
Contribution to equity due to free interest loan from controlling shareholder (Note 13)
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (Note 10B)	$ 27			6,355		6,382
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (Note 10B) (in Shares)	1,950,000
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 10B)	$ 83	$ (5)	$ (78)
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 10B) (in Shares)	7,211,280	(1,496,880)	(5,714,400)
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 10B)	$ 16			4,555		4,571
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 10B) (in Shares)	1,142,856
Deemed dividend resulted from trigger of down round protection feature of certain warrants granted (Note 10B)				7	(7)
Share-based compensation (Note 11)				413		413
Exercise of options into ordinary shares (Note 11)	$ 2			47		$ 49
Exercise of options into ordinary shares (Note 11) (in Shares)	168,447					168,447
Net loss for the year					(695)	$ (695)
Balance at Dec. 31, 2023	$ 179			41,752	(31,671)	10,260
Balance (in Shares) at Dec. 31, 2023	13,051,343
Contribution to equity due to free interest loan from controlling shareholder (Note 13)
Issuance of Ordinary Shares upon completion of a public offering (including exercise of over-allotment option), net of offering expenses (Note 10C)	$ 27			12,259		12,286
Issuance of Ordinary Shares upon completion of a public offering (including exercise of over-allotment option), net of offering expenses (Note 10C) (in Shares)	1,971,300
Issuance of Ordinary Shares upon cashless exercise of Warrants (Note 10D)	$ 1			(1)
Issuance of Ordinary Shares upon cashless exercise of Warrants (Note 10D) (in Shares)	95,120
Amount classified to equity upon determination of the exercise price (Note 8)				599		599
Share-based compensation (Note 11)				491		491
Exercise of options into ordinary shares (Note 11)	$ 6			789		$ 795
Exercise of options into ordinary shares (Note 11) (in Shares)	401,031					401,031
Net loss for the year					(3,353)	$ (3,353)
Balance at Dec. 31, 2024	$ 213			$ 55,889	$ (35,024)	$ 21,078
Balance (in Shares) at Dec. 31, 2024	15,518,794